LVIP SSGA Large Cap 100 Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–100.89%
Aerospace & Defense–1.09%
General Dynamics	94,136	$ 12,455,134
		12,455,134
Air Freight & Logistics–0.95%
FedEx	89,601	10,865,017
		10,865,017
Airlines–2.78%
Delta Air Lines	399,829	11,407,121
Southwest Airlines	285,500	10,166,655
†United Airlines Holdings	325,800	10,278,990
		31,852,766
Automobiles–0.92%
General Motors	509,318	10,583,628
		10,583,628
Banks–6.85%
Citigroup	264,476	11,139,729
Citizens Financial Group	604,032	11,361,842
Fifth Third Bancorp	746,106	11,079,674
Huntington Bancshares	1,447,100	11,880,691
KeyCorp	1,100,469	11,411,863
Regions Financial	1,214,880	10,897,474
Wells Fargo & Co.	371,777	10,670,000
		78,441,273
Beverages–0.98%
Molson Coors Beverage Class B	286,985	11,195,285
		11,195,285
Biotechnology–1.93%
†Alexion Pharmaceuticals	125,100	11,232,729
Gilead Sciences	145,403	10,870,328
		22,103,057
Building Products–1.00%
Johnson Controls International	423,935	11,429,288
		11,429,288
Capital Markets–1.98%
Bank of New York Mellon	346,800	11,680,224
Morgan Stanley	323,671	11,004,814
		22,685,038
Chemicals–1.99%
†Dow	377,700	11,043,948
LyondellBasell Industries Class A	237,442	11,784,246
		22,828,194
Communications Equipment–1.98%
†Arista Networks	57,600	11,666,880
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
Cisco Systems	278,594	$ 10,951,530
		22,618,410
Consumer Finance–1.97%
Ally Financial	753,496	10,872,947
Synchrony Financial	729,400	11,736,046
		22,608,993
Containers & Packaging–1.05%
International Paper	385,200	11,991,276
		11,991,276
Distributors–1.04%
Genuine Parts	176,800	11,903,944
		11,903,944
Diversified Telecommunication Services–0.97%
AT&T	382,755	11,157,308
		11,157,308
Electric Utilities–4.18%
Duke Energy	150,339	12,159,418
Edison International	213,441	11,694,433
Exelon	311,600	11,469,996
PPL	506,213	12,493,337
		47,817,184
Electrical Equipment–2.03%
Eaton	151,002	11,731,345
Emerson Electric	242,700	11,564,655
		23,296,000
Electronic Equipment, Instruments & Components–0.96%
Corning	537,029	11,030,576
		11,030,576
Equity Real Estate Investment Trusts–7.32%
Host Hotels & Resorts	967,748	10,683,938
Medical Properties Trust	755,600	13,064,324
Omega Healthcare Investors	426,000	11,306,040
VEREIT	2,416,100	11,814,729
VICI Properties	820,100	13,646,464
Vornado Realty Trust	317,200	11,485,812
WP Carey	204,235	11,861,969
		83,863,276
Food & Staples Retailing–0.95%
Walgreens Boots Alliance	237,578	10,869,194
		10,869,194
Food Products–5.09%
Archer-Daniels-Midland	332,693	11,704,140
Conagra Brands	405,242	11,889,800
General Mills	222,900	11,762,433
JM Smucker	101,735	11,292,585
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Kraft Heinz	467,703	$ 11,570,972
		58,219,930
Health Care Equipment & Supplies–1.05%
Medtronic	133,821	12,067,978
		12,067,978
Health Care Providers & Services–8.82%
AmerisourceBergen	134,696	11,920,596
Anthem	54,600	12,396,384
†Centene	220,600	13,105,846
Cigna	73,007	12,935,380
CVS Health	197,798	11,735,356
Humana	45,900	14,413,518
Quest Diagnostics	135,594	10,888,198
Universal Health Services Class B	137,611	13,634,498
		101,029,776
Hotels, Restaurants & Leisure–2.67%
Carnival	785,962	10,351,120
Las Vegas Sands	239,800	10,184,306
Royal Caribbean Cruises	311,938	10,035,045
		30,570,471
Household Durables–2.93%
DR Horton	326,941	11,115,994
Lennar Class A	302,000	11,536,400
PulteGroup	486,900	10,867,608
		33,520,002
Insurance–3.07%
MetLife	389,457	11,905,701
Principal Financial Group	363,122	11,380,243
Prudential Financial	226,492	11,809,293
		35,095,237
IT Services–3.03%
Cognizant Technology Solutions Class A	231,700	10,767,099
International Business Machines	101,969	11,311,421
Leidos Holdings	137,061	12,561,641
		34,640,161
Leisure Products–1.07%
Hasbro	170,400	12,192,120
		12,192,120
Machinery–4.14%
Caterpillar	106,112	12,313,237
Cummins	86,350	11,684,882
PACCAR	188,618	11,530,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker	119,100	$ 11,910,000
		47,438,337
Media–2.82%
Comcast Class A	310,382	10,670,933
Fox Class A	482,400	11,399,112
ViacomCBS Class B	728,981	10,213,024
		32,283,069
Metals & Mining–1.06%
Nucor	336,175	12,109,023
		12,109,023
Multiline Retail–0.87%
Target	106,932	9,941,468
		9,941,468
Multi-Utilities–2.10%
CenterPoint Energy	788,800	12,186,960
Public Service Enterprise Group	263,700	11,842,767
		24,029,727
Oil, Gas & Consumable Fuels–4.36%
Exxon Mobil	303,400	11,520,098
Occidental Petroleum	1,002,977	11,614,473
Phillips 66	235,900	12,656,035
Valero Energy	310,266	14,073,666
		49,864,272
Pharmaceuticals–2.10%
Bristol-Myers Squibb	218,400	12,173,616
Pfizer	361,983	11,815,125
		23,988,741
Road & Rail–0.98%
Norfolk Southern	76,700	11,198,200
		11,198,200
Semiconductors & Semiconductor Equipment–6.69%
Analog Devices	114,744	10,286,800
Applied Materials	238,231	10,915,744
Broadcom	50,516	11,977,344
Intel	205,184	11,104,558
Maxim Integrated Products	223,800	10,878,918
†Micron Technology	248,445	10,449,597
Skyworks Solutions	123,169	11,008,845
		76,621,806
Software–1.96%
NortonLifeLock	619,700	11,594,587
Oracle	224,700	10,859,751
		22,454,338

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–2.04%
Hewlett Packard Enterprise	1,202,659	$ 11,677,819
NetApp	280,900	11,710,721
		23,388,540
Tobacco–1.12%
Altria Group	332,100	12,842,307
		12,842,307
Total Common Stock (Cost $1,262,611,181)		1,155,090,344

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	3,155,969	$ 3,155,969
Total Money Market Fund (Cost $3,155,969)		3,155,969

TOTAL INVESTMENTS–101.16% (Cost $1,265,767,150)	1,158,246,313
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.16%)	(13,313,034)
NET ASSETS APPLICABLE TO 126,901,220 SHARES OUTSTANDING–100.00%	$1,144,933,279

† Non-income producing.

The following futures contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
26	E-mini S&P 500 Index	$3,340,610	$3,404,768	6/19/20	$—	$(64,158)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,155,090,344	$—	$—	$1,155,090,344
Money Market Fund	3,155,969	—	—	3,155,969
Total Investments	$1,158,246,313	$—	$—	$1,158,246,313
Derivatives:

Liabilities:
Futures Contract	$(64,158)	$—	$—	$(64,158)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Large Cap 100 Fund–5